Label	Element	Value
MFS® U.S. Government Cash Reserve Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is February 26, 2021.
MFS® U.S. Government Cash Reserve Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® U.S. Government Cash Reserve Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective immediately, the third paragraph in the sub-section entitled “Principal Risks” under the main heading entitled “Summary of Key Information” is restated in its entirety as follows:

Interest Rate Risk:  In general, the price of a money market instrument falls when interest rates rise and rises when interest rates fall.  A major or unexpected increase in interest rates could cause the fund’s share price to decrease to below $1.00 per share.  In addition, a low or negative interest rate environment may prevent the fund from providing a positive yield and could impair the fund’s ability to maintain a stable $1.00 per share.